ACQUISITIONS AND DISPOSALS (Reconciliation of Pretax profit of Discontinued Operations) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Major line items constituting pretax profit of discontinued operations:
Pretax profit of discontinued operations				¥ 32,532
Net income from discontinued operations				25,476
Net income from discontinued operations attributable to ordinary shareholders				29,767
CAH and WHT [Member]
Major line items constituting pretax profit of discontinued operations:
Revenues				489,787
Cost of revenues				(435,785)
Selling, general and administrative expenses				(20,210)
Interest expense				(11,519)
Interest income				7,161
Other income				3,098
Pretax profit of discontinued operations				32,532
Pretax profit of discontinued operations attributable to noncontrolling interests				10,729
Pretax profit of discontinued operations attributable to ordinary shareholders				21,803
Pretax gain on the disposal of discontinued operations				38,487
Total pretax gain on discontinued operations				71,019
Income tax expense				(45,543)
Net income from discontinued operations				25,476
Net income (loss) from discontinued operations attributable to noncontrolling interests				(4,291)
Net income from discontinued operations attributable to ordinary shareholders				¥ 29,767